Geographic Information	12 Months Ended
Dec. 31, 2023
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents long-lived assets by geographic region as of December 31, 2023 and 2022:

	December 31,
	2023	2022

U.S.	$2,560	$6,202
Israel	58,488	70,722
EMEA	9,449	9,720
Asia Pacific	359	958
	$74,687	$87,602

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:

	Year Ended December 31,
	2023	2022	2021

Customer A	20%	27%	27%
Customer B	7%	2%	12%

Major customers’ data as a percentage of Trade receivables:

The following table sets forth the customers that accounted for 10% or more of the Company’s Trade receivables in each of the years set forth below:

	December 31,
	2023	2022

Customer A	16%	-
Customer B	13%	-
Customer C	-	12%